SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Significant mining properties and entities of Kinross

			As at
			December 31,	December 31,
Entity	Property/ Segment	Location	2017	2016
Subsidiaries:
(Consolidated)
Fairbanks Gold Mining, Inc.	Fort Knox	USA	100%	100%
Kinross Brasil Mineração S.A. (“KBM”)	Paracatu	Brazil	100%	100%
Compania Minera Maricunga	Maricunga and Lobo Marte / Maricunga and Corporate and Other	Chile	100%	100%
Compania Minera Mantos de Oro	La Coipa / Corporate and Other	Chile	100%	100%
Echo Bay Minerals Company	Kettle River - Buckhorn	USA	100%	100%
Chukotka Mining and Geological Company	Kupol	Russian Federation	100%	100%
Northern Gold LLC	Dvoinoye/ Kupol	Russian Federation	100%	100%
Selene Holdings LP (b)	White Gold/ Corporate and Other	Canada	— (b)	100%
Tasiast Mauritanie Ltd. S.A.	Tasiast	Mauritania	100%	100%
Chirano Gold Mines Ltd. (Ghana) (a)	Chirano	Ghana	90%	90%
KG Mining (Bald Mountain) Inc.	Bald Mountain	USA	100%	100%
Round Mountain Gold Corporation / KG Mining (Round Mountain) Inc.	Round Mountain	USA	100%	100%

Investment in associate:
(Equity accounted)
Compania Minera Casale (c)	Cerro Casale/ Corporate and Other	Chile	— (c)	25%
Interest in joint ventures:
(Equity accounted)
Sociedad Contractual Minera Puren	Puren/ Corporate and Other	Chile	65%	65%
Bald Mountain Exploration LLC	Bald Mountain Exploration Joint Venture/ Bald Mountain	USA	50%	50%

(a)	The Company holds a 90% interest in the Chirano Gold Mine with the Government of Ghana having the right to the remaining 10% interest.
(b)	On June 14, 2017, the Company completed the sale of its interest in Selene Holdings LP and the White Gold exploration project in the Yukon Territory to White Gold Corp. See Note 6 ii.
(c)	On June 9, 2017, the Company completed the sale of its interest in Compania Minera Casale and the Cerro Casale project in Chile to Goldcorp Inc. See Note 6 i.